Cover Document	Feb. 19, 2026
Cover [Abstract]
Entity Central Index Key	0001681459
Document Type	8-K
Title of 12(b) Security	Ordinary shares, $1.00 par value per share
Entity Address, Address Line One	One Subsea Lane
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37983
Document Period End Date	Feb. 19, 2026
Entity Tax Identification Number	98-1283037
Entity Address, Country	US
Entity Address, Postal Zip Code	77044
Trading Symbol	FTI
Security Exchange Name	NYSE
Entity Registrant Name	TechnipFMC plc
Country Region	1
City Area Code	281
Local Phone Number	591-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, State or Province	TX
Entity Address, City or Town	Houston